INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw materials	$ 2,284	$ 2,696
Work in process	24	61
Finished goods	2,558	3,376
Total inventory	$ 4,866	$ 6,133